Fixed assets (Schedule of Fixed Assets) (Details) € in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	[1]	Dec. 31, 2022 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Balance	€ 365,756
Balance	380,849	$ 413,633		€ 365,756
Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	236,532
Balance	240,465			236,532
Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	102,472
Balance	113,822			102,472
Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	26,703
Balance	26,513			26,703
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	49
Balance	49			49
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	405,113			365,301
Additions	28,979			45,356
Effect of changes in exchange rates	(6,363)			(5,544)
Balance	427,729			405,113
Cost [member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	266,062			251,027
Additions	10,254			15,036
Effect of changes in exchange rates	0			(1)
Balance	276,316			266,062
Cost [member] | Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	102,472			78,892
Additions	17,712			29,124
Effect of changes in exchange rates	(6,362)			(5,544)
Balance	113,822			102,472
Cost [member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	36,355			35,192
Additions	1,001			1,163
Effect of changes in exchange rates	0			0
Balance	37,356			36,355
Cost [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	224			190
Additions	12			33
Effect of changes in exchange rates	(1)			1
Balance	235			224
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(39,357)			(24,404)
Depreciation for the year	7,524			14,954
Effect of changes in exchange rates	(1)			(1)
Balance	(46,880)			(39,357)
Depreciation [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(29,530)			(17,297)
Depreciation for the year	6,321			12,233
Effect of changes in exchange rates	0			0
Balance	(35,851)			(29,530)
Depreciation [Member] | Pumped storage [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	0			0
Depreciation for the year	0			0
Effect of changes in exchange rates	0			0
Balance	0			0
Depreciation [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(9,652)			(6,952)
Depreciation for the year	1,191			2,700
Effect of changes in exchange rates	0			0
Balance	(10,843)			(9,652)
Depreciation [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance	(175)			(155)
Depreciation for the year	12			21
Effect of changes in exchange rates	(1)			(1)
Balance	€ (186)			€ (175)

[1]	Convenience translation into US$ (exchange rate as at June 30, 2023: EUR 1 = US$ 1.086)